Disclosure of Detailed Information About Reconciliation of Changes in Other Provisions (Details) - USD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
IfrsStatementLineItems [Line Items]
Opening balance	$ 1,491	$ 7,182
Additional provisions recognised	53
Amounts used during the year	(53)	(6,101)
Reduction due to discontinued operations	(1,457)
Exchange differences	19	410
Ending balance	53	1,491
Other Provisions [Member]
IfrsStatementLineItems [Line Items]
Opening balance	66	5,861
Additional provisions recognised	53
Amounts used during the year	(53)	(6,055)
Reduction due to discontinued operations	(32)
Exchange differences	19	260
Ending balance	53	66
Make Good Provision [Member]
IfrsStatementLineItems [Line Items]
Opening balance	1,425	1,321
Additional provisions recognised
Amounts used during the year		(46)
Reduction due to discontinued operations	(1,425)
Exchange differences		150
Ending balance		$ 1,425